Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	₩ 20,558,446	₩ 20,139,703
Additions and others	5,782,395	3,714,719
Depreciation	(3,985,785)	(3,977,253)
Disposals	(213,555)	(104,127)
Impairment loss	(1,257,255)	(17,964)
Others	(36,809)	(10,952)
Government grants received	(57,503)	(85,983)
Gain or loss on foreign currency translation	156,999	900,303
Ending Balance	20,946,933	20,558,446
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	68,456,190	64,093,407
Ending Balance	72,518,077	68,456,190
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(46,346,385)	(42,405,521)
Ending Balance	(48,926,350)	(46,346,385)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,551,359)	(1,548,183)
Ending Balance	(2,644,794)	(1,551,359)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	433,847
Disposals	(3,573)	(8,975)
Others	45,771
Ending Balance	476,045	433,847
Land [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	433,847	442,822
Ending Balance		433,847
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	433,847	442,822
Ending Balance	476,045	433,847
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,305,530
Depreciation	(373,089)	(394,416)
Disposals		(17,655)
Impairment loss	(252,997)	3,897
Others	196,747	704,753
Government grants received		(5,491)
Gain or loss on foreign currency translation	27,755	167,236
Ending Balance	3,903,946	4,305,530
Buildings and structures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,305,530	3,847,206
Ending Balance		4,305,530
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	8,583,015	7,420,854
Ending Balance	8,699,292	8,583,015
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,068,333)	(3,457,052)
Ending Balance	(4,348,201)	(4,068,333)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(209,152)	(116,596)
Ending Balance	(447,145)	(209,152)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	8,419,867
Depreciation	(3,182,783)	(3,188,694)
Disposals	(172,547)	(30,046)
Impairment loss	(672,061)	(15,287)
Others	1,732,712	1,784,733
Government grants received	(57,503)	(80,432)
Gain or loss on foreign currency translation	116,514	682,295
Ending Balance	6,184,199	8,419,867
Machinery And Equipment1 [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	8,419,867	9,267,298
Ending Balance		8,419,867
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	50,288,095	48,166,361
Ending Balance	50,722,745	50,288,095
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(40,637,254)	(37,581,293)
Ending Balance	(42,744,139)	(40,637,254)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,230,974)	(1,317,770)
Ending Balance	(1,794,407)	(1,230,974)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	179,119
Depreciation	(83,747)	(72,065)
Disposals	(477)	(44)
Impairment loss	(6,912)	(3)
Others	78,497	110,083
Government grants received		(60)
Gain or loss on foreign currency translation	2,738	15,041
Ending Balance	169,218	179,119
Furniture and fixtures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	179,119	126,167
Ending Balance		179,119
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	863,241	735,329
Ending Balance	902,477	863,241
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(675,638)	(600,912)
Ending Balance	(719,862)	(675,638)
Furniture and fixtures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(8,484)	(8,250)
Ending Balance	(13,397)	(8,484)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,791,598
Additions and others	5,709,828	3,651,064
Disposals		(6,899)
Impairment loss	(292,564)	620
Others	(2,425,047)	(2,910,055)
Gain or loss on foreign currency translation	5,895	11,141
Ending Balance	9,789,710	6,791,598
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,791,598	6,045,727
Ending Balance		6,791,598
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,867,667	6,122,364
Ending Balance	10,145,865	6,867,667
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(76,069)	(76,637)
Ending Balance	(356,155)	(76,069)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	308,619
Depreciation	(269,796)	(259,095)
Disposals	(36,958)	(40,501)
Impairment loss	(29,282)	(7,191)
Others	334,931	299,534
Gain or loss on foreign currency translation	3,643	16,296
Ending Balance	311,157	308,619
Others [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	308,619	299,576
Ending Balance		308,619
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,184,889	1,021,641
Ending Balance	1,299,892	1,184,889
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(853,778)	(697,134)
Ending Balance	(962,598)	(853,778)
Others [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(22,492)	(24,931)
Ending Balance	(26,137)	(22,492)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	119,866
Additions and others	72,567	63,655
Depreciation	(76,370)	(62,983)
Disposals		(7)
Impairment loss	(3,439)
Others	(420)
Gain or loss on foreign currency translation	454	8,294
Ending Balance	112,658	119,866
Right-of-use assets [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	119,866	110,907
Ending Balance		119,866
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	235,436	184,036
Ending Balance	271,761	235,436
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(111,382)	(69,130)
Ending Balance	(151,550)	(111,382)
Right-of-use assets [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,188)	(3,999)
Ending Balance	₩ (7,553)	₩ (4,188)